FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 41,335	$ 33,281
Financial assets, at fair value	41,335	33,281
Disclosure of financial liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	9,700	7,000
Financial liabilities, carrying value	193,217	184,231
Financial liabilities, at fair value	197,540	187,156
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	9,077	7,083
Financial liabilities, at fair value	10,540	7,933
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	128,556	127,869
Financial liabilities, at fair value	131,099	129,728
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	10,768	8,423
Financial liabilities, at fair value	11,085	8,632
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	139,324	136,292
Financial liabilities, at fair value	142,184	138,360
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	41,117	36,724
Financial liabilities, at fair value	41,117	36,724
Financial instruments designated as hedging instruments, at fair value	2,400	1,300
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,699	4,132
Financial liabilities, at fair value	3,699	4,139
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	8,861	6,103
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	7,692	6,208
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	6,514	3,189
Financial assets, at fair value	6,514	3,189
Equity investments [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	3,227	1,398
Equity investments [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	3,287	1,791
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	2,696	1,859
Financial assets, at fair value	2,696	1,859
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	110	55
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	9,933	6,778
Financial assets, at fair value	9,933	6,778
Cash And Cash Equivalents1 [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	17,730	12,468
Financial assets, at fair value	17,730	12,468
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	8,861	6,103
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	5,926	4,251
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	13,672	14,035
Financial assets, at fair value	13,672	14,035
Disclosure of financial liabilities [line items]
Financial instruments designated as hedging instruments, at fair value		950
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,766	1,957
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,651	2,403
Financial assets, at fair value	2,651	2,403
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	2,295	2,247
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	356	156
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,599	3,267
Financial assets, at fair value	3,599	3,267
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	2,148	1,839
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,094	1,118
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	2,270	1,750
Financial assets, at fair value	2,270	1,750
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,191	619
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,079	1,131
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	185,871	177,807
Amortized Cost | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	9,077	7,083
Amortized Cost | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	128,556	127,869
Amortized Cost | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	10,768	8,423
Amortized Cost | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	139,324	136,292
Amortized Cost | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,242	2,236
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	7,346	6,424
Financial liabilities at fair value through profit or loss, category [member] | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	1,457	1,896
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	$ 0	$ 0